CONTINGENCIES (Details) - USD ($)		12 Months Ended
	Jul. 25, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONTINGENCIES
Restricted cash			$ 4,131,313	$ 3,695,598
Net income (loss)		$ (23,738,837)	(6,747,453)	6,944,691
Revenues		$ 2,415,098	$ 3,911,560	$ 11,911,229
Beijing Baosheng
CONTINGENCIES
Percentage of equity interest frozen	100.00%
Horgos Baosheng
CONTINGENCIES
Percentage of equity interest frozen		100.00%	100.00%
Restricted cash		$ 4,131,313
Kashi Baosheng
CONTINGENCIES
Restricted cash			$ 3,695,598